Digital Assets - Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets (Details) - USD ($)		3 Months Ended		9 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024
Rewards Treasury [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Line Items]
Bitcoin held at beginning balance		$ 8,569,651	$ 5,333,384	$ 7,926,199
Purchases of bitcoin		522,293	427,128	1,321,076
Proceeds from SAFE financings received in bitcoin
Disbursements of bitcoin		(715,814)	(1,326,202)	(2,713,909)
Proceeds from sale of bitcoin				(104,868)
Remeasurement gain (loss) on bitcoin		(1,010,586)	3,491,889	2,141,153
Bitcoin held at ending balance		7,365,544	7,926,199	8,569,651
Rewards Treasury [Member] | March 2025 Investor Note [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Line Items]
Bitcoin received from March 2025 Investor Note	[1]
Investment Treasury [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Line Items]
Bitcoin held at beginning balance		93,568,700	82,631	96,970
Purchases of bitcoin		1,040,680	14,339	118,020
Proceeds from SAFE financings received in bitcoin				64,106,134
Disbursements of bitcoin
Proceeds from sale of bitcoin
Remeasurement gain (loss) on bitcoin		(15,617,152)		29,247,576
Bitcoin held at ending balance		122,957,753	96,970	93,568,700
Investment Treasury [Member] | March 2025 Investor Note [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Line Items]
Bitcoin received from March 2025 Investor Note	[1]	43,965,525
Digital Assets [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Line Items]
Bitcoin held at beginning balance		102,138,351	5,416,015	8,023,169
Purchases of bitcoin		1,562,973	441,467	1,439,096
Proceeds from SAFE financings received in bitcoin				64,106,134
Disbursements of bitcoin		(715,814)	(1,326,202)	(2,713,909)
Proceeds from sale of bitcoin				(104,868)
Remeasurement gain (loss) on bitcoin		(16,627,738)	3,491,889	31,388,729
Bitcoin held at ending balance		130,323,297	$ 8,023,169	$ 102,138,351
Digital Assets [Member] | March 2025 Investor Note [Member]
Schedule of Reconciliation in the Aggregate Balances of the Company's Digital Assets [Line Items]
Bitcoin received from March 2025 Investor Note	[1]	$ 43,965,525

[1]	The bitcoin received from the March 2025 Investor Note is net of prepaid interest. Refer to Note 10 for additional details.